CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Apr. 30, 2024	Oct. 31, 2023
CURRENT ASSETS:
Cash	$ 27,456,502	$ 2,383
Restricted cash	700,530	692,692
Short-term investments	0	26,797,081
Accounts receivable	7,844	18,960
Other current assets	90,333	107,508
Total Current Assets	28,255,209	27,618,624
NON-CURRENT ASSETS:
Right-of-use assets, operating leases, net	61,518	54,870
Note receivable	$ 7,800,000	$ 7,800,000
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Interest receivable	$ 78,000
Property and equipment, net	5,605	$ 6,280
Intangible assets, net	1,766,961
Total Non-current Assets	9,712,084	7,861,150
Total Assets	37,967,293	35,479,774
CURRENT LIABILITIES:
Acquisition payable	1,875,002
Operating lease liabilities	24,892	57,402
Taxes payable	626,150	623,825
Salary payable	815,449	726,330
Accrued liabilities and other payables	932,295	481,801
Due to related parties	$ 1,310,545	$ 1,173,510
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total Current Liabilities	$ 5,584,333	$ 3,062,868
NON-CURRENT LIABILITIES:
Operating lease liabilities - noncurrent portion	39,872
Total Non-current Liabilities	39,872
Total Liabilities	5,624,205	3,062,868
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Additional paid-in capital	46,361,339	44,108,774
Accumulated deficit	(10,909,039)	(8,303,691)
Statutory reserve	275,150	275,150
Accumulated other comprehensive loss	(3,420,333)	(3,681,845)
Total TIAN RUIXIANG Holdings Ltd shareholders' equity	32,342,691	32,416,512
Non-controlling interest	397	394
Total Equity	32,343,088	32,416,906
Total Liabilities and Equity	37,967,293	35,479,774
Class A ordinary shares
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	34,324	16,874
Class B ordinary shares
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	$ 1,250	$ 1,250